Long-Term Debt - Aggregate Minimum Principal Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 4,019
2014	3,333
2015	3,267
2016	3,242
2017	299,578
2018 and thereafter	$ 265,000